Segment Disclosures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Summary of Reportable Segments
The following tables summarize information for the reportable segments for the periods presented (in thousands):

	Three Months Ended September 30, 2024
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$52,921	$—	$—	$52,921
Ancillary operating revenue	2,457	—	—	2,457
Managed REIT Platform revenue	—	2,923	—	2,923
Reimbursable costs from Managed REITs	—	1,856	—	1,856

Total revenues	55,378	4,779	—	60,157

Operating expenses:
Property operating expenses	18,249	—	—	18,249
Managed REIT Platform expense	—	1,053	—	1,053
Reimbursable costs from Managed REITs	—	1,856	—	1,856
General and administrative	—	—	7,210	7,210
Depreciation	13,592	—	244	13,836
Intangible amortization expense	202	13	—	215
Acquisition expenses	38	—	—	38

Total operating expenses	32,081	2,922	7,454	42,457

Income (loss) from operations	23,297	1,857	(7,454)	17,700
Other income (expense):
Equity in earnings (losses) from investments in joint ventures	—	—	(380)	(380)
Equity in earnings (losses) from investments in Managed REITs	—	(248)	—	(248)
Other, net	(1,976)	—	(5)	(1,981)
Interest income	263	760	—	1,023
Interest expense	(19,061)	—	(41)	(19,102)
Income tax (expense) benefit	(333)	(75)	4	(404)

Net income (loss)	$2,190	$2,294	$(7,876)	$(3,392)

	Three Months Ended September 30, 2023
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$52,502	$—	$—	$52,502
Ancillary operating revenue	2,255	—	—	2,255
Managed REIT Platform revenue	—	2,518	—	2,518
Reimbursable costs from Managed REITs	—	1,430	—	1,430

Total revenues	54,757	3,948	—	58,705

Operating expenses:
Property operating expenses	16,317	—	—	16,317
Managed REIT Platform expense	—	1,307	—	1,307
Reimbursable costs from Managed REITs	—	1,430	—	1,430
General and administrative	—	—	6,277	6,277
Depreciation	13,196	—	231	13,427
Intangible amortization expense	1,683	49	—	1,732
Acquisition expenses	76	—	—	76

Total operating expenses	31,272	2,786	6,508	40,566
Income (loss) from operations	23,485	1,162	(6,508)	18,139
Other income (expense):	—	—	—
Equity in earnings (losses) from investments in joint ventures	—	—	(274)	(274)
Equity in earnings (losses) from investments in Managed REITs	—	(444)	—	(444)
Other, net	(245)	149	(170)	(266)
Interest income	151	548	—	699
Interest expense	(15,883)	—	(42)	(15,925)
Income tax (expense) benefit	1,163	(106)	(7)	1,050

Net inco me (loss)	$8,671	$1,309	$(7,001)	$2,979

	Nine Months Ended September 30, 2024
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rent al re venue	$156,050	$—	$—	$156,050
Ancillary operating revenue	6,973	—	—	6,973
Managed REIT Platform revenue	—	8,328	—	8,328
Reimbursable costs from Managed REITs	—	5,011	—	5,011

Total revenues	163,023	13,339	—	176,362

Operating expenses:
Property operating expenses	53,334	—	—	53,334
Managed REIT Platform expense	—	2,552	—	2,552
Reimbursable costs from Managed REITs	—	5,011	—	5,011
General and administrative	—	—	22,449	22,449
Depreciation	40,348	—	709	41,057
Intangible amortization expense	350	111	—	461
Acquisition expenses	121	—	—	121

Total operating expenses	94,153	7,674	23,158	124,985

Income (loss) from operations	68,870	5,665	(23,158)	51,377
Other income (expense):
Equity in earnings (losses) from investments in joint ventures	—	—	(1,068)	(1,068)
Equity in earnings (losses) from investments in Managed REITs	—	(957)	—	(957)
Other, net	(2,891)	—	(58)	(2,949)
Interest income	758	1,617	—	2,375
Interest expense	(52,826)	—	(123)	(52,949)
Loss on debt extinguishment	(471)	—	—	(471)
Income tax (expense) benefit	(862)	(210)	(21)	(1,093)

Net income (loss)	$12,578	$6,115	$(24,428)	$(5,735)

	Nine Months Ended September 30, 2023
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$155,457	$—	$—	$155,457
Ancillary operating revenue	6,626	—	—	6,626
Managed REIT Platform revenue	—	9,115	—	9,115
Reimbursable costs from Managed REITs	—	4,232	—	4,232

Total revenues	162,083	13,347	—	175,430

Operating expenses:
Property operating expenses	49,333	—	—	49,333
Managed REIT Platform expense	—	2,538	—	2,538
Reimbursable costs from Managed REITs	—	4,232	—	4,232
General and administrative	—	—	19,996	19,996
Depreciation	39,425	—	650	40,075
Intangible amortization expense	5,340	147	—	5,487
Acquisition expenses	118	—	—	118

Total operating expenses	94,216	6,917	20,646	121,779

Income (loss) from operations	67,867	6,430	(20,646)	53,651
Other income (expense):
Equity in earnings (losses) from investments in joint ventures	—	—	(1,215)	(1,215)
Equity in earnings (losses) from investments in Managed REITs	—	(894)	—	(894)
Other, net	(30)	156	(287)	(161)
Interest income	157	2,380	—	2,537
Interest expense	(45,408)	—	(126)	(45,534)
Income tax (expense) benefit	706	(199)	400	907

Net income (loss)	$23,292	$7,873	$(21,874)	$9,291

The following tables summarize information for the reportable segments for the periods presented:

	Year Ended December 31, 2023
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$206,494,202	$—	$—	$206,494,202
Ancillary operating revenue	8,826,868	—	—	8,826,868
Managed REIT Platform revenue	—	11,906,311	—	11,906,311
Reimbursable costs from Managed REITs	—	5,764,363	—	5,764,363

Total revenues	215,321,070	17,670,674	—	232,991,744

Operating expenses:
Property operating expenses	65,362,857	—	—	65,362,857
Managed REIT Platform expense	—	3,365,491	—	3,365,491
Reimbursable costs from Managed REITs	—	5,764,363	—	5,764,363
General and administrative	—	—	27,451,533	27,451,533
Depreciation	52,754,196	—	882,157	53,636,353
Intangible amortization expense	6,398,131	195,722	—	6,593,853
Acquisition expenses	192,358	—	—	192,358

Total operating expenses	124,707,542	9,325,576	28,333,690	162,366,808

Income (loss) from operations	90,613,528	8,345,098	(28,333,690)	70,624,936
Other income (expense):
Equity in earnings (losses) from investments in JV Properties	—	—	(1,625,135)	(1,625,135)
Equity in earnings (losses) from investments in Managed REITs	—	(1,273,143)	—	(1,273,143)
Other, net	217,807	3,359,875	(448,815)	3,128,867
Interest expense	(61,636,064)	—	(168,557)	(61,804,621)
Income tax (expense) benefit	2,400,878	(196,599)	391,577	2,595,856

Net income (loss)	$31,596,149	$10,235,231	$(30,184,620)	$11,646,760

	Year Ended December 31, 2022
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$191,749,578	$—	$—	$191,749,578
Ancillary operating revenue	8,445,803	—	—	8,445,803
Managed REIT Platform revenue	—	7,819,216	—	7,819,216
Reimbursable costs from Managed REITs	—	4,628,497	—	4,628,497

Total revenues	200,195,381	12,447,713	—	212,643,094

Operating expenses:
Property operating expenses	58,437,110	—	—	58,437,110
Managed REIT Platform expense	—	2,485,290	—	2,485,290
Reimbursable costs from Managed REITs	—	4,628,497	—	4,628,497
General and administrative	—	—	28,253,905	28,253,905
Depreciation	48,503,743	—	913,936	49,417,679
Intangible amortization expense	14,728,148	472,706	—	15,200,854
Acquisition expenses	888,009	—	—	888,009
Contingent earnout adjustment	—	1,514,447	—	1,514,447
Write-off of equity interest and preexisting relationships upon acquisition of control	—	2,049,682	—	2,049,682

Total operating expenses	122,557,010	11,150,622	29,167,841	162,875,473

Gain on equity interests upon acquisition	—	16,101,237	—	16,101,237

Income (loss) from operations	77,638,371	17,398,328	(29,167,841)	65,868,858
Other income (expense):
Equity in earnings (losses) from investments in JV Properties	—	—	(760,005)	(760,005)
Equity in earnings (losses) from investments in Managed REITs	—	(930,201)	—	(930,201)
Other, net	(209,578)	1,085,533	(34,554)	841,401
Interest expense	(41,339,401)	—	(172,510)	(41,511,911)
Net loss on extinguishment of debt	(2,393,475)	—	—	(2,393,475)
Income tax (expense) benefit	36,197	563,053	(44,465)	554,785

Net income (loss)	$33,732,114	$18,116,713	$(30,179,375)	$21,669,452

	Year Ended December 31, 2021
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$150,610,337	$—	$—	$150,610,337
Ancillary operating revenue	7,552,597	—	—	7,552,597
Managed REIT Platform revenue	—	6,322,970	—	6,322,970
Reimbursable costs from Managed REITs	—	4,278,667	—	4,278,667

Total revenues	158,162,934	10,601,637	—	168,764,571

Operating expenses:
Property operating expenses	48,127,657	—	—	48,127,657
Managed REIT Platform expense	—	1,451,166	—	1,451,166
Reimbursable costs from Managed REITs	—	4,278,667	—	4,278,667
General and administrative	—	—	23,265,196	23,265,196
Depreciation	40,203,484	—	742,922	40,946,406
Intangible amortization expense	11,134,100	1,288,105	—	12,422,205
Acquisition expenses	934,838	—	—	934,838
Contingent earnout adjustment	—	12,619,744	—	12,619,744
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control	—	8,389,573	—	8,389,573

Total operating expenses	100,400,079	28,027,255	24,008,118	152,435,452

Gain on sale of real estate	178,631	—	—	178,631

Income (loss) from operations	57,941,486	(17,425,618)	(24,008,118)	16,507,750
Other income (expense):
Equity in earnings (losses) from investments in JV Properties	—	—	(494,327)	(494,327)
Equity in earnings (losses) from investments in Managed REITs	—	(623,393)	—	(623,393)
Other, net	(173,245)	20,990	(785,376)	(937,631)
Interest expense	(33,207,310)	—	(176,294)	(33,383,604)
Net loss on extinguishment of debt	(2,444,788)	—	—	(2,444,788)
Income tax (expense) benefit	(193,604)	2,004,879	—	1,811,275

Net income (loss)	$21,922,539	$(16,023,142)	$(25,464,115)	$(19,564,718)

Summary of Total Assets by Segment
The following table summarizes our total assets by segment (in thousands):

Segments	September 30, 2024	December 31, 2023
Self Storage (1)	$1,802,103	$1,798,511
Managed REIT Platform (2)	58,244	41,761
Corporate and Other	76,859	55,369

Total assets (3)	$1,937,206	$1,895,641

(1)
Included in the assets of the Self Storage segment as of September 30, 2024 and December 31, 2023 was approximately $52.2 million of goodwill. Additionally, as of September 30, 2024 and December 31, 2023, there were no accumulated impairment charges to goodwill within the Self Storage segment.

(2)
Included in the assets of the Managed REIT Platform segment as of September 30, 2024 and December 31, 2023 was approximately $1.4 million of goodwill. Such goodwill is net of accumulated impairment charges in the Managed REIT Platform segment of approximately $24.7 million, which relates to the impairment charge recorded during the quarter ended March 31, 2020.

(3)
Other than our investments in and advances to Managed REITs and investments in joint ventures, substantially all of our investments in real estate facilities and intangible assets as of September 30, 2024 and December 31, 2023, respectively, were associated with our self storage platform.

The following table summarizes our total assets by segment:

Segments	December 31, 2023	December 31, 2022
Self Storage (1)	$1,798,510,325	$1,820,922,309
Managed REIT Platform (2)	41,761,259	65,433,006
Corporate and Other	55,369,141	60,862,072

Total assets (3)	$1,895,640,725	$1,947,217,387

(1)
Included in the assets of the Self Storage segment as of December 31, 2023 and 2022 were approximately $52.2 million of goodwill. Additionally, as of December 31, 2023 and 2022 there were no accumulated impairment charges to goodwill within the Self Storage segment.

(2)
Included in the assets of the Managed REIT Platform segment as of December 31, 2023 and 2022, was approximately $1.4 million of goodwill. Such goodwill is net of accumulated impairment charges in the Managed REIT Platform segment of approximately $24.7 million, which relates to the impairment charge recorded during the year ended December 31, 2020.

(3)
Other than our investments in and advances to Managed REITs and investments in JV properties, substantially all of our investments in real estate facilities and intangible assets as of December 31, 2023 and 2022, respectively, were associated with our self storage platform.